Related party transactions (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 89,561	$ 27,197
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties	6,230	10,383
Due to related parties (Note 8)
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 83,331	$ 16,814